United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                            Investment Companies




                                  811-3385

                    (Investment Company Act File Number)


                            Federated Stock Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                       (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 10/31/06


                 Date of Reporting Period: Quarter ended 1/31/06







Item 1.     Schedule of Investments



FEDERATED STOCK TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Shares                                                             Value

                       COMMON STOCKS--99.9%
                       Consumer Discretionary--12.9%
     437,020           Clear Channel Communications, Inc.           $ 12,791,575
     344,200           Dollar General Corp.                            5,816,980
     227,750           Gannett Co., Inc.                              14,074,950
     351,610           Gap (The), Inc.                                 6,360,625
     960,710     (1)   Interpublic Group Cos., Inc.                    9,703,171
     255,000           Jones Apparel Group, Inc.                       7,976,400
     633,070           Mattel, Inc.                                   10,445,655
     478,250           McDonald's Corp.                               16,743,533
    1,021,870          Time Warner, Inc.                              17,913,381
                           TOTAL                                     101,826,270
                       Consumer Staples--6.6%
     212,380           Altria Group, Inc.                             15,363,569
     241,680           Coca-Cola Co.                                  10,000,718
     307,530           SUPERVALU, Inc.                                 9,819,433
     314,700     (1)   Smithfield Foods, Inc.                          8,446,548
     584,450           Tyson Foods, Inc., Class A                      8,375,169
                           TOTAL                                      52,005,437
                       Energy--12.8%
      55,400           Amerada-Hess Corp.                              8,575,920
     192,370           BP PLC, ADR                                    13,910,275
     405,038           Chevron Corp.                                  24,051,156
     230,490           ConocoPhillips                                 14,912,703
     428,690           Exxon Mobil Corp.                              26,900,298
     172,860           Marathon Oil Corp.                             13,287,748
                           TOTAL                                     101,638,100
                       Financials--35.2%
     229,770           AON Corp.                                       7,862,729
     410,690           Ace Ltd.                                       22,485,278
     434,030           Allstate Corp.                                 22,591,262
     301,860           American International Group, Inc.             19,759,756
     309,482           Bank of America Corp.                          13,688,387
     176,760           Capital One Financial Corp.                    14,724,108
     448,990           Citigroup, Inc.                                20,913,954
     447,680           Federal Home Loan Mortgage Corp.               30,379,565
     370,830           Federal National Mortgage Association          21,485,890
      72,180           Goldman Sachs Group, Inc.                      10,195,425
      82,880           Hartford Financial Services Group, Inc.         6,815,222
     184,140           J.P. Morgan Chase & Co.                         7,319,565
     258,390           Merrill Lynch & Co., Inc.                      19,397,337
     325,200           Morgan Stanley                                 19,983,540
     175,620           Nationwide Financial Services, Inc., Class A    7,474,387
     456,550           U.S. Bancorp                                   13,655,411
     224,760           Wells Fargo & Co.                              14,016,034
      81,300           XL Capital Ltd., Class A                        5,500,758
                           TOTAL                                     278,248,608
                       Health Care--8.4%
     243,660           AmerisourceBergen Corp.                        10,633,322
     178,100     (1)   Forest Laboratories, Inc., Class A              8,242,468
     217,030           HCA, Inc.                                      10,651,832
     163,750           Johnson & Johnson                               9,422,175
     185,490           McKesson HBOC, Inc.                             9,830,970
     690,660           Pfizer, Inc.                                   17,736,149
                           TOTAL                                      66,516,916
                       Industrials--7.1%
     146,600           Deere & Co.                                    10,520,016
     123,380           Eaton Corp.                                     8,167,756
      70,300           Illinois Tool Works, Inc.                       5,925,587
     200,780           Northrop Grumman Corp.                         12,474,461
     137,510           Pitney Bowes, Inc.                              5,877,177
     504,791           Tyco International Ltd.                        13,149,806
                           TOTAL                                      56,114,803
                       Information Technology--7.7%
     311,920           Applied Materials, Inc.                         5,942,076
     269,440     (1)   BMC Software, Inc.                              5,954,624
     200,030     (1)   Computer Sciences Corp.                        10,141,521
     370,300           Hewlett-Packard Co.                            11,545,954
     372,300           Intel Corp.                                     7,918,821
     306,520           Motorola, Inc.                                  6,961,069
     645,700     (1)   Unisys Corp.                                    4,319,733
     571,000     (1)   Xerox Corp.                                     8,171,010
                           TOTAL                                      60,954,808
                       Materials--0.8%
     100,490           PPG Industries, Inc.                            5,979,155
                       Telecommunication Services--6.7%
     696,850           AT&T, Inc.                                     18,083,258
     160,720           Alltel Corp.                                    9,648,022
     295,335           Sprint Nextel Corp.                             6,760,218
     377,496           Verizon Communications                         11,951,523
     312,310           Vodafone Group PLC, ADR                         6,592,864
                           TOTAL                                      53,035,885
                       Utilities--1.7%
     145,770           American Electric Power Co., Inc.               5,440,136
     388,820           NiSource, Inc.                                  7,982,475
                           TOTAL                                      13,422,611
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                       $641,331,816)                                 789,742,593
                           TOTAL INVESTMENTS - 99.9%
                       ------------------------------------
                           (IDENTIFIED COST $641,331,816)(2)         789,742,593
                           OTHER ASSETS AND LIABILITIES - NET 0.1%     1,138,914
                           TOTAL NET ASSETS - 100%                  $790,881,507

1    Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $641,331,816. The net unrealized appreciation of investments for federal tax purposes was $148,410,777. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $169,636,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,225,250.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006